Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 2,368,018	$ 14,075,432
Cost, Additions	1,234,056	2,098,138
Cost , Impact of loss of control of Canmart	(15,340)
Cost , Impact of sale of RPK		(13,239,239)
Cost , Foreign exchange movements	13,633	(566,313)
Cost , Ending balance	7,723,587	2,368,018
Cost, Acquisition	4,123,220
Accumulated depreciation [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,215,000	1,355,337
Cost, Additions	150,000	1,950,000
Cost , Impact of loss of control of Canmart
Cost , Impact of sale of RPK		(909,551)
Cost , Foreign exchange movements	109,504	(180,786)
Cost , Ending balance	2,474,504	2,215,000
Cost, Acquisition
Accumulated depreciation [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		12,502,023
Cost, Additions
Cost , Impact of loss of control of Canmart
Cost , Impact of sale of RPK		(12,148,749)
Cost , Foreign exchange movements		(353,274)
Cost , Ending balance
Cost, Acquisition
Accumulated depreciation [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	136,661	1,538
Cost, Additions		141,806
Cost , Impact of loss of control of Canmart	(1,627)
Cost , Impact of sale of RPK
Cost , Foreign exchange movements	6,660	(6,683)
Cost , Ending balance	141,694	136,661
Cost, Acquisition
Accumulated depreciation [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		32,716
Cost, Additions
Cost , Impact of loss of control of Canmart
Cost , Impact of sale of RPK		(28,983)
Cost , Foreign exchange movements		(3,733)
Cost , Ending balance
Cost, Acquisition
Accumulated depreciation [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	11,418	48,862
Cost, Additions		3,776
Cost , Impact of loss of control of Canmart	(8,405)
Cost , Impact of sale of RPK		(25,610)
Cost , Foreign exchange movements	498	(15,610)
Cost , Ending balance	7,276	11,418
Cost, Acquisition	3,765
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	4,939	134,956
Cost, Additions		2,556
Cost , Impact of loss of control of Canmart	(5,308)
Cost , Impact of sale of RPK		(126,346)
Cost , Foreign exchange movements	412	(6,227)
Cost , Ending balance	6,617	4,939
Cost, Acquisition	6,574
Accumulated depreciation [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance
Cost, Additions	1,076,062
Cost , Impact of loss of control of Canmart
Cost , Impact of sale of RPK
Cost , Foreign exchange movements	(52,473)
Cost , Ending balance	1,557,873
Cost, Acquisition	534,284
Accumulated depreciation [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance
Cost, Additions	7,764
Cost , Impact of loss of control of Canmart
Cost , Impact of sale of RPK
Cost , Foreign exchange movements	(15,848)
Cost , Ending balance	2,314,954
Cost, Acquisition	2,323,038
Accumulated depreciation [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance
Cost, Additions	230
Cost , Impact of loss of control of Canmart
Cost , Impact of sale of RPK
Cost , Foreign exchange movements	(15,207)
Cost , Ending balance	408,528
Cost, Acquisition	423,505
Accumulated depreciation [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance
Cost, Additions
Cost , Impact of loss of control of Canmart
Cost , Impact of sale of RPK
Cost , Foreign exchange movements	(19,913)
Cost , Ending balance	812,141
Cost, Acquisition	832,054
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	28,836	2,828,169
Accumulated depreciation, Depreciation	279,988	19,222
Accumulated depreciation, Depreciation - Canmart	926
Accumulated depreciation, Impact of loss of control of Canmart	(12,273)
Accumulated depreciation, Depreciation - RPK		265,284
Accumulated depreciation, Impact of sale of RPK		(2,741,987)
Accumulated depreciation, Foreign exchange movements	(41,919)	(341,852)
Accumulated depreciation, Ending balance	255,558	28,836
Accumulated depreciation [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Ending balance
Accumulated depreciation [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance		2,723,166
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK		255,023
Accumulated depreciation, Impact of sale of RPK		(2,662,688)
Accumulated depreciation, Foreign exchange movements		(315,501)
Accumulated depreciation, Ending balance
Accumulated depreciation [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	18,625	308
Accumulated depreciation, Depreciation	27,804	18,907
Accumulated depreciation, Depreciation - Canmart	104
Accumulated depreciation, Impact of loss of control of Canmart	(760)
Accumulated depreciation, Depreciation - RPK		309
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements	1,458	(899)
Accumulated depreciation, Ending balance	47,231	18,625
Accumulated depreciation [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance		21,364
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK		2,202
Accumulated depreciation, Impact of sale of RPK		(19,866)
Accumulated depreciation, Foreign exchange movements		(3,700)
Accumulated depreciation, Ending balance
Accumulated depreciation [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	7,633	44,761
Accumulated depreciation, Depreciation	1,583	315
Accumulated depreciation, Depreciation - Canmart	309
Accumulated depreciation, Impact of loss of control of Canmart	(8,204)
Accumulated depreciation, Depreciation - RPK		3,253
Accumulated depreciation, Impact of sale of RPK		(24,764)
Accumulated depreciation, Foreign exchange movements	431	(15,932)
Accumulated depreciation, Ending balance	1,752	7,633
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	2,578	38,570
Accumulated depreciation, Depreciation	115
Accumulated depreciation, Depreciation - Canmart	513
Accumulated depreciation, Impact of loss of control of Canmart	(3,309)
Accumulated depreciation, Depreciation - RPK		4,497
Accumulated depreciation, Impact of sale of RPK		(34,669)
Accumulated depreciation, Foreign exchange movements	181	(5,820)
Accumulated depreciation, Ending balance	78	2,578
Accumulated depreciation [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation	124,721
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements	(38,637)
Accumulated depreciation, Ending balance	86,084
Accumulated depreciation [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation	111,445
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements	(509)
Accumulated depreciation, Ending balance	110,936
Accumulated depreciation [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation	14,320
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements	(4,843)
Accumulated depreciation, Ending balance	9,477
Accumulated depreciation [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Ending balance
Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		8,728,031
Impairment, Impact of sale of RPK		(8,728,031)
Impairment, Ending balance	5,102,198
Impairment, Addition		5,102,198
Impairment [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		737,994
Impairment, Impact of sale of RPK		(737,994)
Impairment, Ending balance	2,158,885
Impairment, Addition		2,158,885
Impairment [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		7,902,730
Impairment, Impact of sale of RPK		(7,902,730)
Impairment, Ending balance
Impairment, Addition
Impairment [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impact of sale of RPK
Impairment, Ending balance
Impairment, Addition
Impairment [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		9,174
Impairment, Impact of sale of RPK		(9,174)
Impairment, Ending balance
Impairment [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		1,135
Impairment, Impact of sale of RPK		(1,135)
Impairment, Ending balance	1,999
Impairment, Addition		1,999
Impairment [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		76,998
Impairment, Impact of sale of RPK		(76,998)
Impairment, Ending balance	3,931
Impairment, Addition		3,931
Impairment [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impact of sale of RPK
Impairment, Ending balance	906,133
Impairment, Addition		906,133
Impairment [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impact of sale of RPK
Impairment, Ending balance	1,324,749
Impairment, Addition		1,324,749
Impairment [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impact of sale of RPK
Impairment, Ending balance	239,853
Impairment, Addition		239,853
Impairment [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impact of sale of RPK
Impairment, Ending balance	466,648
Impairment, Addition		466,648
Net book value [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance	2,365,831	2,339,182
Net book value [Member] | Land [member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance	315,619	2,215,000
Net book value [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance
Net book value [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance	94,463	118,036
Net book value [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance
Net book value [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance	3,525	3,785
Net book value [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance	2,608	2,361
Net book value [Member] | Fibre Optics Projects [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance	565,656
Net book value [Member] | Telecom Towers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance	879,269
Net book value [Member] | Machinery & Sat. Equip [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance	159,198
Net book value [Member] | Construction -in-progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value, Ending balance	$ 345,493